Significant Accounting Policies (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies (Details) [Line Items]
Operating segment		1
Reportable segment		1
Line of business		1
Successor		Successor
Held cash in excess of FDIC limits	$ 334,289,000	$ 334,289,000	$ 4,644,000
Cash equivalents	$ 202,138,000	$ 202,138,000
Percentage of tax receivable	0.75	0.75
Impairment charges		$ 0
Impairment charges	$ 0
Plant’s expected useful life	7 years	7 years
Technology-Based Intangible Assets [Member]
Significant Accounting Policies (Details) [Line Items]
Amortizes of useful life	20 years	20 years